Income Taxes - Unrecognized Tax Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Balance	$ 961	5,821	$ 924	5,595
Additions based on tax position related to the current year	25	151	37	226
Balance	$ 986	5,972	$ 961	5,821